EQUITY ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Interests In Other Entities [Abstract]
Balance at beginning of year			$ 70	$ 73	$ 73
Acquisitions through business combinations			9		0
Additions			0		1
Share of net income	$ 2	$ 0	3	$ 1	5
Distributions received			(2)		(4)
Foreign currency translation			0		(5)
Balance at end of period	$ 80		$ 80		$ 70